Change in Projected Benefit Obligation (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Defined Benefit Plan Change in Benefit Obligation [Line Items]
Net benefit obligation at beginning of year	$ 535,783	$ 457,175
Service cost	16,121	13,084
Interest cost	23,016	23,653
Actuarial (gain) loss	(57,533)	61,286
Gross benefits paid	(21,347)	(19,415)
Net benefit obligation at end of year	496,040	535,783
Postretirement Benefit
Schedule of Defined Benefit Plan Change in Benefit Obligation [Line Items]
Net benefit obligation at beginning of year	29,095	29,635
Service cost	227	227	350
Interest cost	1,013	1,234	2,225
Participants' contributions	1,370	2,528
Actuarial (gain) loss	(1,011)	1,993
Gross benefits paid	(3,342)	(6,522)
Net benefit obligation at end of year	$ 27,352	$ 29,095	$ 29,635